OTHER (LOSSES) AND GAIN	12 Months Ended
Dec. 31, 2018
OTHER (LOSSES) AND GAIN
OTHER (LOSSES) AND GAIN

NOTE 27 - OTHER (LOSSES) AND GAIN

Other (losses) and gains are detailed as follows:

	01.01.2018	01.01.2017	01.01.2016
Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$

Gains (loss) on derivative transactions raw materials	—	—	(1,466)
(Losses) gains on ineffective portion of hedge derivatives	(2,707,802)	(2,536,079)	(3,378,484)
Other income and (expenses)	(57)	(1,190)	(7,427)
Total	(2,707,859)	(2,537,269)	(3,387,377)